Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001
Amount Registered | shares	15,669,556
Proposed Maximum Offering Price per Unit	0.87025
Maximum Aggregate Offering Price	$ 13,636,431.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,883.19
Offering Note	In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions. Consist of Ordinary Shares that were issued and are issuable in private placements to certain investors pursuant to a securities purchase agreement dated February 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares Underlying the Series A Warrants to Purchase Ordinary Shares and Series B Warrants to Purchase Ordinary Shares
Amount Registered | shares	31,339,112
Proposed Maximum Offering Price per Unit	0.87025
Maximum Aggregate Offering Price	$ 27,272,862.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,766.38
Offering Note	In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions. Consist of Ordinary Shares underlying the Series A Warrants to Purchase Ordinary Shares and Series B Warrants to Purchase Ordinary Shares that were issued and are issuable in private placements to certain investors pursuant to a securities purchase agreement dated February 5, 2026. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low price for the Class A ordinary shares on February 27, 2026.